Stock-Based Compensation (Summary Of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation [Abstract]
Shares, Outstanding at beginning of year	95,438
Shares, Exercised	(4,545)	0
Shares, Expired	(437)
Shares Cancelled or forfeited	(14)
Shares, Outstanding at end of period	90,442	95,438
Shares, Exercisable at end of period	90,442
Weighted Average Exercise Price, Outstanding at beginning of year	$ 7.64
Weighted Average Exercise Price, Exercised	7.98
Weighted Average Exercise Price, Expired	17.33
Weighted Average Exercise Price, Cancelled or forfeited	17.33
Weighted Average Exercise Price, Outstanding at end of period	7.57	$ 7.64
Weighted Average Exercise Price, Exercisable at end of period	$ 7.57
Weighted Average Remaining Contractual Term (Years), Outstanding at end of period	2 years 4 months 24 days
Weighted Average Remaining Contractual Term (Years), Exercisable at end of period	2 years 4 months 24 days
Intrinsic Value, Outstanding at end of period	$ 915
Intrinsic Value, Exercisable at end of period	$ 915